Income taxes - Additional information (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Current income tax expense				$ 0
Deferred income tax expense			$ 0	0
Valuation allowance			$ 16,724,000	$ 7,913,000	$ 0